Cash Flow Information - Amounts Recognized in the Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Cash payments for the interest portion of lease liabilities	$ 23.7	$ 28.8
Cash payments for leases not included in the measurement of lease liabilities	42.9	47.4
Cash used in operating activities	66.6	76.2
Repayments or payments	826.9	684.5
Net cash used in financing activities	128.4	126.5
Total cash used for leases	$ 195.0	$ 202.7